Cash flow information - Summary of Cash Used in Operations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net (loss) / income before income tax	$ 7,709	$ (30,410)
Adjustments for:
Interest expense for lease liabilities	10	10
Investment management fee	44	35
Interest income from investments at fair value through other comprehensive income	(100)	(1,300)
Amortization of intangible assets	4	4
Depreciation of property, plant and equipment	337	366
Depreciation of rights-of-use assets	135	137
Share-based compensation expense	1,839	2,300
Net foreign exchange differences	(61)	(481)
Loss on disposal of land use rights and other	0	100
Changes in working capital
Other receivables and prepayments	348	(321)
Other non-current assets	23	(485)
Contract assets	(3,561)	0
Other payables and accruals	589	(203)
Deferred income	(11)	(490)
Contract liabilities	(13,320)	0
Trade payables	(1,959)	(417)
Net cash used in operating activities	$ (7,974)	$ (31,155)